Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Significant Accounting Policies	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

A.    USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, warranty and contract loss accruals, legal contingencies, tax assets and tax liabilities, stock-based compensation costs, retirement and post-retirement benefits (including the actuarial assumptions), financial instruments with no observable market quotes, as well as in estimates used in applying the Company's revenue recognition policies. Actual results may differ from estimated results.

B.    FUNCTIONAL CURRENCY

The Company’s revenues are generated mainly in U.S. dollars. In addition, most of the Company’s costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries that are denominated in other currencies have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, “Foreign Currency Matters”. All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those Israeli and non-Israeli subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

C.    PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries and variable interests entities that are required to be consolidated.

Intercompany transactions and balances, including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

D.    COMPREHENSIVE INCOME

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. Accordingly, the Company presents a separate statement of consolidated comprehensive income.

The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $7,292 and $15,471, for the years ended December 31, 2018 and December 31, 2017, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2018	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)
Other comprehensive income (loss) before reclassifications	(5,357)	—	3,321	(19,056)	(21,092)
Amount reclassified from accumulated other comprehensive income (loss)	9,162	(11)	4,649	—	13,800
Net current-period other comprehensive income (loss)	3,805	(11)	7,970	(19,056)	(7,292)
Balance as of December 31, 2018	$(3,158)	$—	$(39,499)	$(52,287)	$(94,944)

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2017	$15,261	$17	$(46,807)	$(40,652)	$(72,181)
Other comprehensive income (loss) before reclassifications	25,306	—	(4,441)	7,421	28,286
Amount reclassified from accumulated other comprehensive income (loss)	(47,530)	(6)	3,779	—	(43,757)
Net current-period other comprehensive income (loss)	(22,224)	(6)	(662)	7,421	(15,471)
Balance as of December 31, 2017	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

E.    BUSINESS COMBINATIONS

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

F.    CASH AND CASH EQUIVALENTS

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.

G.    SHORT-TERM BANK DEPOSITS AND RESTRICTED DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates fair value. The Company was required to maintain $15,420 of restricted deposits as of December 31, 2018, related to certain collateral requirements for obligations.

H.    AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The Company accounts for its investments in debt securities, and marketable equity securities of entities in which it does not have significant influence, in accordance with ASC 320, “Investments - Debt and Equity Securities”. The Company classifies all debt securities and marketable equity securities as “available-for-sale”. All of the Company’s investments in available-for-sale securities are reported at fair value. Unrealized gains and losses are comprised of the difference between fair value and the cost of such securities and are recognized, net of tax, in accumulated other comprehensive income (“OCI”).

The amortized cost of debt securities reflects amortization of premiums and accretion of discounts to maturity. Such amortization and accretion together with interest and dividends on securities are included in “financial expenses, net”.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the amortized cost basis of such securities is judged to be other-than-temporary impairment (“OTTI”). Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period,if the entity has the intent to sell the debt security or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it will still need to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized in earnings. Amounts relating to factors other than credit losses are recorded in OCI.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

I.    INVENTORIES

Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:

•	Raw materials using the average or FIFO cost method.

•	Work in progress:

•
Costs incurred on certain long-term contracts in progress, but for which control has not transferred to the customer, include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(V)).

•
Labor overhead is generally included on the basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Pre-contract costs are generally expensed, but can be deferred and included in inventory only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 606.

J.    INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES

Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on intercompany sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

For certain investments, the Company elected to measure the investments at fair value. Such elections are irrevocable. Under the fair value method, investments are recorded at fair value and any changes in fair value are reported in the consolidated statements of operations. All costs (other then purchase price ) directly associated with the acquisition of an investment to be accounted for using the fair value method are expensed as incurred.

Investments in preferred shares, which do not result in significant influence and without readily determinable fair value, are measured at cost, less impairments, plus or minus observable price changes in accordance with ASC 825-10. Equity investments without readily determinable fair value are assessed for impairment periodically.

A change in the Company’s proportionate share of an investee’s equity, resulting from issuance of common or in-substance common stock by the investee to third parties, is recorded as a gain or loss in the consolidated income statements in accordance with ASC 323-10-40-1.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

J.    INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

For investments in non-marketable equity securities without readily determinable fair values where the Company does not have control or the ability to exercise significant influence over the operation and financial policies of the issuer of the securities, the Company has elected to measure these investments at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or similar investment in the same issuer. This election is made for each investment separately and is reassessed at each reporting period as to whether the investment continues to qualify for this election. Additionally, at each reporting period, the Company makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired.

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g. budgets, business plans, financial statements, etc.). During 2018 the Company recorded impairment of approximately $17,500 for three of its affiliated companies. During 2017 no material impairment was recognized and during 2016 the Company recorded an impairment of approximately $2,500 for one of its affiliated companies.

K. VARIABLE INTEREST ENTITIES

ASC 810-10, “Consolidation”, provides a framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The determination of whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether an entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent’s ownership interest with no change of control are treated as equity transactions, rather than acquisitions achieved in stages or dilution gains or losses. Losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interests even when the investment in the subsidiary was already reduced to zero.

A 51%-held subsidiary in the U.K. (the “UK Subsidiary”) is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its losses or the right to the majority of its earnings based upon holding the 51% economic interest, the UK Subsidiary is consolidated in the Company’s financial statements.

The Company holds 50% of the contractual rights in, and is the primary beneficiary of, an Israeli limited partnership, which is considered to be a VIE and is consolidated in the Company’s financial statements.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

L.    LONG-TERM RECEIVABLES

Long-term trade, unbilled (contract assets) and other receivables, with payment terms in excess of one year that are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).

M.    LONG-TERM BANK DEPOSITS

Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

N.    PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company’s own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-25
Instruments, machinery and equipment	5-33
Office furniture and other	7-33
Motor vehicles	6-20	(Mainly 15%)

(*)	Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

The Company capitalizes direct costs (internal and external) of materials and services used in the development and purchase of internal-use software. Amounts capitalized are amortized on a straight-line basis over a period of 3 to 12 years and are reported as a component of property and equipment.

The Company is in the process of developing and implementing a new Enterprise Resource Planning (“ERP”) system. Certain costs incurred during the application development stage have been capitalized in accordance with authoritative accounting guidance related to accounting for the cost of computer software developed or obtained for internal use. The net book value of capitalized costs for this new ERP system was approximately $32,453 and $20,600 as of December 31, 2018 and 2017, respectively. These costs will be amortized over the system's estimated useful life as the ERP system is placed in service.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

O.    OTHER INTANGIBLE ASSETS

Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost, net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method or the accelerated method, whichever better reflects the applicable expected utilization pattern.

P.    IMPAIRMENT OF LONG-LIVED ASSETS

The Company’s long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360-10-35 “Property, Plant and Equipment – Subsequent Measurement”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is determined by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If the carrying amount is higher, an asset is deemed to be impaired and the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For the year ended December 31, 2018 the Company recognized an impairment of $5,520 (see note 1C(5)). For each of the two years ended December 31, 2017 and 2016, no impairment was identified.

As required by ASC 820, “Fair Value Measurements”, the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Q.    GOODWILL IMPAIRMENT

Goodwill is subject to an impairment test at the reporting unit level on an annual basis (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, “Intangibles – Goodwill and Other”.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit’s goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2018, no impairment was identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

R.    SEVERANCE PAY

Elbit Systems’ and its Israeli subsidiaries’ obligations for severance pay are calculated pursuant to Israel’s Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and are presented on an undiscounted basis (the “Shut Down Method”). Subject to certain conditions, employees are entitled to one month’s salary for each year of employment or a portion thereof. The obligation is funded by monthly deposits through insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company’s balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to the balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with such Section 14. The agreement mandates that upon termination of such employees’ employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the  balance sheet, as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2018, 2017 and 2016 amounted to approximately $56,515, $62,777 and $55,294, respectively.

S.    PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company accounts for its obligations for pension and other post-retirement benefits in accordance with ASC 715, “Compensation – Retirement Benefits” (see Note 17).

On January 1, 2018, the Company retrospectively adopted ASU 2017-07, "Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost".

ASU 2017-07 requires the service cost component of net retirement benefit cost to be reported separately from the other components of net retirement benefit cost in the Consolidated Statement of Income. As a result, the Company reclassified non-service cost components of net benefit cost in the amount of $5,130 and $5,702 for the years ended December 31, 2017 and 2016, respectively, with no impact to net income.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION

The Company generates revenues primarily from fixed-price long-term contracts involving the design, development, manufacture and integration of defense systems and products. To a lesser extent, the Company generates revenues from short-term contracts or support and services which could be either fixed-price or cost-reimbursement contracts.

Revenues from our contracts are recognized using the five-step model in ASC 606 - "Revenue from Contracts with Customers" ("ASC 606"). At first, the Company determines if an agreement with a customer is considered a contract to the extent it has a commercial substance, it is approved in writing by both parties, all rights and obligations including payment terms are identifiable, the agreement between the parties creates enforceable rights and obligations, and collectability in exchange for goods and services that will be transferred to the customer is considered probable. The Company then assesses the transaction price for a contract in order to determine the consideration the Company expects to receive for satisfying the performance obligations called for in the contract. The Company assesses the timing of transfer of goods and services to the customer as compared to the timing of payments, to determine whether a significant financing component exists. As a practical expedient, the Company does not assess the existence of a significant financing component when the difference between payment and transfer of control is less than one year. To the extent the transaction price includes variable consideration (e.g., contract penalties, economic price adjustments, unpriced change orders or like measures), the Company usually estimates the most likely amount that should be included in the transaction price subject to constraints based on the specific facts and circumstances.

At the inception of a contract, the Company also evaluates the products and services promised by it in order to determine if the contract should be separated into more than one performance obligation. The products and services in the Company's contracts are often not distinct from one another due to a customer defined interrelated operational performance requirement, a highly complex interrelated and integrated system or solutions design and significant contract management requirements. To a lesser extent, such performance obligations could be for performance of services, or other distinct performance obligations such as indirect buy-back transactions (see Note 21B), which may be distinct and separated into a performance obligation. Following the determination of the performance obligations in the contract, the Company allocates the total transaction price to each performance obligation in an amount based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation.

Standalone selling price is the price at which the Company would sell a promised good or service separately to a customer. Standalone selling prices for the Company’s products and services are generally not observable, and consequently the Company would use the “Expected Cost plus a Margin” approach to determine a standalone selling price. Expected costs are typically derived from our performance cost forecast information.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

The Company recognizes revenues for each of the identified performance obligations when its customer obtains control of the products or services. The assessment of when the customer obtains control involves significant judgments, which consider, among other things, whether there is an alternative use for a product, the contract terms, assessment of the enforceable rights for payments and technical or contractual constraints. As a practical expedient we may occasionally account for a group of performance obligations or contracts collectively, as opposed to individually by using the "portfolio approach". Under the "portfolio approach" practical expedient, the Company may combine individual performance obligations, if the goods or services of the individual performance obligations have similar characteristics and the Company reasonably expects that the effect on the financial statements of applying this practical expedient would not differ materially from applying the expedient to the individual contracts or performance obligations within that portfolio (i.e., a gross margin at a narrow range).

For most of the Company's long-term contracts, where the Company's performance does not create an asset with an alternative use, the Company recognizes revenue over time as it performs because of continuous transfer of control to the customer. For Israeli, U.S. and some other government contracts, this continuous transfer of control to the customer is supported by clauses in the contract that allow the customer to unilaterally terminate the contract for convenience, pay the Company for costs incurred plus a reasonable profit and take control of any work-in-process. Similarly, for other government contracts, the customer typically controls the work-in-process as evidenced either by contractual termination for convenience clauses or by the Company's rights to payment for work performed to date plus a reasonable profit for products or services that do not have an alternative use to the Company.

For these performance obligations that are satisfied over time, the Company generally recognizes revenue using an input method with revenue amounts being recognized proportionately as costs are incurred relative to the total expected costs to satisfy the performance obligation. The Company believes that costs incurred as a portion of total estimated costs is an appropriate measure of progress towards satisfaction of the performance obligation since this measure reasonably depicts the progress of the work effort. Revenue for performance obligations that are not recognized over time are recognized at the point in time when control transfers to the customer (which is generally upon delivery). For performance obligations that are satisfied at a point in time, the Company evaluates the point in time when the customer can direct the use of, and obtain the benefits from, the products and services. Shipping and handling costs are not considered performance obligations and are included in cost of sales as incurred.

Service revenues include contracts primarily for the provision of supplies and services other than those associated with design, development or manufacturing or delivery of products. It may be a standalone service contract or a service performance obligation, which is distinct from a contract or performance obligation for the design, development or delivery of products. Our service contracts include contracts in which the customer simultaneously receives and consumes the benefits provided as the performance obligations are satisfied. Our service contracts primarily include operation-type contracts, outsourcing-type arrangements, maintenance contracts, training and similar activities. Revenue from service contracts or performance obligations were less than 10% of total revenues in each of the fiscal years 2018, 2017 and 2016.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

Accounting for long-term contracts involves the use of various techniques to estimate total contract revenue and performance costs. For long-term contracts, the Company estimates the profit on a contract as the difference between the total estimated transaction price and the total expected performance costs of the contract and recognizes revenue and costs over the life of the contract. Changes to performance cost estimates under a contract may occur in a situation where: (a) identified contract risks cannot be resolved within the cost estimates included in a contract's estimated costs at completion (“EAC”); or (b) new or unforeseen risks or changes in the performance cost estimates must be incorporated into the contract's EAC. The nature of the Company's numerous contracts is such that refinements of the estimated performance costs or revenues for a project may occur for various reasons, including: contract change orders, option exercise, changes in labor costs, change in subcontractors and other procurement costs, efficiency variances, customer specifications and testing requirement, economic price adjustments, significant technical and development matters encountered during performance and provision for loss. Changes to performance cost or revenues estimates on contracts are considered in estimating sales and profit margins and are recorded when they are probable and reasonably determinable by management. Changes in estimated revenues and/or estimated project costs which are related to an existing performance obligation, and that are not distinct from those goods and services already provided, and therefore form part of single performance obligation, are recorded in the period the change is reasonably determinable, with the full amount of the inception-to-date effect of such changes recorded in such period on a "cumulative catch-up" basis. For contracts that are deemed to be loss contracts, the Company establishes forward loss reserves for total estimated costs that are in excess of total estimated consideration under a contract in the period in which they become probable. If any of the above factors were to change, or if different assumptions were used in estimating progress cost and measuring progress towards completion, it is possible that materially different amounts would be reported in the Company’s consolidated financial statements.

Management periodically reviews the estimates of progress towards completion and contract costs. These estimates are determined, based on engineering estimates and past experience, by personnel having the appropriate authority and expertise to make reasonable estimates of the related costs. Such engineering estimates are reviewed for each specific contract by professional personnel from various disciplines within the organization. These estimates take into consideration the probability of achievement of certain milestones, as well as other factors that might impact the contract’s completion and projected cost.

Net EAC Adjustments Effect:

The Company's cost of revenues included net EAC adjustments resulting from changes in performance cost estimates of approximately $32,200 (1.19% of cost of revenues and 3.30% of gross profit, excluding the non-recurring expenses related to the IMI acquisition recorded in cost of revenues in 2018 - see Note 1C(4)), $42,700 (1.79% of cost of revenues and 4.28% of gross profit) and $33,700 (1.47% of cost of revenues and 3.52% of gross profit) for the years ended December 31, 2018, 2017 and 2016, respectively. These adjustments changed the Company's net income by approximately $28,600 ($0.67 per diluted share), excluding the non-recurring expenses related to the IMI acquisition recorded incost of revenues - see Note 1C(4), $34,400 ($0.80 per diluted share) and $28,200 ($0.66 per diluted share for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company adopted ASC 606 using the modified retrospective method effective as of January 1, 2018. Accordingly, for comparative periods prior to 2018, a majority of the Company's revenues were recognized under the contract method of accounting, and sales and profits were recorded on each contract using the percentage-of-completion method of accounting, primarily using units-of-delivery. Under the units-of-delivery method, revenue is recognized based upon the number of units delivered during a period, and the contract price and expenditures are recognized as cost allocable to the delivered units. For further description on the adoption of ASC 606 and the impacts of adoption on the financial statements for the period ended December 31, 2018, see Note 2AE, Recent Accounting Pronouncements.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

Disaggregation of revenue:

Revenue by products and services was as follows:

Year ended December 31, 2018
Revenue from sale of products	$3,352,602
Service revenue	331,082
$3,683,684

Revenue by transfer type was as follows:

Year ended December 31, 2018
Over time	$3,037,223
Point in time	646,461
$3,683,684

Revenue by customers was as follows:

Year ended December 31, 2018
Israel Government Authorities (1,2)	$685,680
US Government (2)	635,150
Other Governments	2,004,947
Commercial sales and other	357,907
$3,683,684
(1) Including U.S. Foreign Military Financing Sales
(2) Including indirect sales

See Note 23 for disaggregation of revenue by areas of operations and geographic areas.

Remaining performance obligations ("Backlog"):
Backlog represents the future revenues expected to be recognized on firm orders received by the Company and is equivalent to the Company’s remaining performance obligations at the end of each period for a remaining period of more than a year. Unexercised contract options and indefinite delivery indefinite quantity ("IDIQ") contracts are not included in backlog until the time an option or specific task order is authorized, exercised or awarded.
Company backlog as of December 31, 2018 was $9,399,200. We expect to recognize approximately 64% as revenue in 2019 and 2020, with the remainder to be recognized thereafter.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

U.    WARRANTY

The Company estimates the costs that may be incurred under its basic warranty. Such costs are estimated as part of the total contract’s cost and are recorded as a liability at the time revenue is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.

Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2018	2017
Balance, at January 1	$198,226	$245,728
Cumulative effect from adopting ASC 606	337	—
Warranties issued during the year	64,723	75,819
Reduction due to expired warranties or claims during the year	(84,593)	(126,068)
Deconsolidation of subsidiary	(369)	—
Additions resulting from acquisitions	41,371	2,747
Balance, at December 31	$219,695	$198,226

V.	RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements, which are recorded as part of cost of revenues over the period that revenue is recognized, consistent with the Company’s revenue recognition accounting policy. The Company does not perform significant stand-alone research and development for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.

Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Innovation Authority of the Ministry of Economy and Industry (formerly the Office of Chief Scientist's) and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are required to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of COR. For more information regarding such royalty commitments see Note 21A. For more information regarding grants and participation received see Note 23.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

W.    INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, “Income Taxes”. This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company establishes reserves for uncertain tax positions based on an evaluation of whether the tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

X.    CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits, marketable securities and trade receivables.

The majority of the Company’s cash and cash equivalents and short and long-term deposits are invested with major banks, mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s investments have a high credit rating.

The Company's marketable securities included investments in corporate debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company’s trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States, Europe and Asia-Pacific. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for doubtful accounts is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts and cross currency interest rate swaps (together “derivative instruments”) intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company’s non-dollar currency and interest rates exposures (see Note 2Y).

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Y.	DERIVATIVE FINANCIAL INSTRUMENTS

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”, which requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative will be recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized immediately in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included immediately in earnings in “Financial expenses, net”, in each reporting period (see Note 25).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also may enter into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

In connection with the issuance of Series A Notes in 2010 and in 2012 on the Tel Aviv Stock Exchange (see Note 16), the Company entered into cross-currency interest rate swap transactions with a notional principal of the NIS 1.1 billion and NIS 0.9 billion, respectively, to effectively hedge the effect of interest and exchange rate difference from the NIS Series A Notes. The cross-currency interest rate swap instruments effectively convert the fixed interest rate of the debt to a floating interest rate. The terms of the swap agreements substantially match the terms of the debt. Under the terms of the swap agreements, the Company receives interest payments semi-annually in NIS at an annual rate of 4.84% on the notional principal and pays interest semi-annually in U.S. dollars at an annual weighted rate of six-month LIBOR plus 1.84% on the notional principal.

The swap agreements are designated as a fair value hedge. The gains and losses related to changes in the fair value of the cross-currency interest rate swap transactions are included in interest expense and substantially offset changes in the fair value of the hedged portion of the underlying hedged Series A Notes.

Z.    STOCK-BASED COMPENSATION

The Company accounts for share-based arrangements under ASC 718, “Compensation – Stock Compensation”, which requires all share-based payments, including grants of employee stock options and grants under the Company's Phantom Bonus Retention Plan, to be recognized in the income statement based on their fair values.

The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

2018
Dividend yield	2.2%
Expected volatility	20.9%
Risk-free interest rate	2.7%
Expected life	5.25
Forfeiture rate	0.6%
Suboptimal factor	1.75

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AA.    FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

As of December 31, 2018, the fair value of the Series A Notes, based on the quoted market price on the Tel-Aviv Stock Exchange, was approximately $116,419.

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurement”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

Under FASB ASC 825-10, the Company may elect to report certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in net income. After the initial adoption, the election is made at the time an eligible financial assetor financial liability or firm commitment is acquired or incurred, as applicable, or when certain specified reconsideration events occur. The fair value election, with respect to an item, may not be revoked once an election is made.

The Company has elected to account for certain investments that would otherwise be accounted for under the equity method using the fair value method (see Note 6). For these investments the Company will also measure any guarantee at fair value, with changes in fair value reported through earnings. Such investments are categorized as level 3.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AA.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

The Company’s cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, and can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Accordingly, such instruments are categorized as Level 2.

The Company measures its marketable equity securities, debt securities and foreign currency derivative instruments at fair value. Government debt securities are classified as Level 1. The Company's corporate debt marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

The Company’s foreign currency derivative instruments are classified as Level 2 because valuation inputs are based on quoted prices and market observable data of similar instruments.

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2018 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Foreign currency derivatives and option contracts	$—	$22,549	$—
Cross-currency interest rate swap	—	4,378	—
Investment elected to be accounted for using the fair value method(*)	—	—	46,858
Liabilities
Foreign currency derivative and option contracts	—	(23,936)	—
Total	$—	$2,991	$46,858
(*) See Note 6C.

	Fair value measurement at
	December 31, 2017 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Government bonds	$1,415	$—	$—
Corporate bonds	—	11,956	—
Foreign currency derivatives and option contracts	—	5,953	—
Cross-currency interest rate swap	—	24,009	—
Investment elected to be accounted for using the fair value method	—	—	5,114
Liabilities
Foreign currency derivative and option contracts	—	(12,200)	—
Total	$1,415	$29,718	$5,114

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)
AB.    TRANSFERS OF FINANCIAL ASSETS

ASC 860, “Transfers and Servicing”, establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for transfers of financial assets to qualify for accounting as a true sale. Transfers of financial assets typically consist of the factoring of receivables to Israeli and European financial institutions. The Company sold rights to receive payments from customers in a total amount of $185,727 and $79,633 during the years 2018 and 2017, respectively. Control and risk of these rights were fully transferred in accordance with ASC 860.

The Company's agreement pursuant to which the Company sells its trade receivables is structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution, (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership, (iii) confers on the financial institution the right to further pledge or exchange the receivable and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and will not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation under the contract giving rise to the receivable.

AC.    BASIC AND DILUTED NET EARNINGS PER SHARE

Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per share when their effect is anti-dilutive.
The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was not material in each of the three years ended December 31, 2018.

AD.    TREASURY SHARES

Elbit Systems’ shares held by the Company are recognized at cost and presented as a reduction of shareholders’ equity.

AE.    RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

(1)
On January 1, 2018, the Company adopted ASU No. 2014-09, "Revenue from Contracts with Customers" ("ASC 606"), using the modified retrospective method applied to those contracts that were not substantially completed as of January 1, 2018. The Company has identified satisfied and unsatisfied performance obligations, for determining the transaction price and for allocating the transaction price in order to reflect the aggregate effect resulting from the transition to ASC 606 for its contracts executed prior to the date of initial application. Results for reporting periods beginning after January 1, 2018, are presented under ASC 606, while prior periods amounts are not adjusted and continue to be reported in accordance with legacy GAAP under prior guidance ("ASC 605"). Under the modified retrospective method, the cumulative effect of the adoption of ASC 606 is recognized as an adjustment to retained earnings and to relevant assets and liabilities on the date of initial application (“Transition Adjustment”).

AE.    RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS (Cont.)

The Transition Adjustment made to our consolidated balance sheet as of January 1, 2018, was:

	As of January 1, 2018
	As reported	Impact of adoption of ASC Topic 606	Adjusted according to ASC 606
Trade and unbilled receivables and contract assets, net	1,406,563	97,274	1,503,837
Inventories	1,012,763	(104,570)	908,193
Deferred income taxes, net	51,358	1,090	52,448

Other payables and accrued expenses	835,394	(400)	834,994
Contract liabilities (customer advances)	639,328	(4,373)	634,955
Total Elbit Systems' equity	1,708,310	(1,433)	1,706,877

The adoption of ASC 606 does not impact the Company's cash flows or the underlying economics of the Company's contracts with customers. However, the pattern and timing of revenue and profit recognition, as well as financial statement presentation and disclosures, has changed.

The significant changes and the qualitative and quantitative impact of the adoption of ASC 606 are noted below:

1.    Revenue from contracts with customers:
The adoption of ASC 606 primarily impacts the Company's contracts where revenue was recognized using the percentage-of-completion units-of-delivery method, because control is transferred continuously to the customers over the performance period for contracts recognized over time. The Company uses the cost incurred to date relative to total estimated costs at completion to measure progress toward satisfying the Company's performance obligations, since incurred costs represent work performed, which corresponds with, and thereby best depicts, the transfer of control to the customer.

This change also impacts the Company's balance sheet presentation with a decrease in inventories and an increase in contract assets (i.e., unbilled receivables) and a net decrease in customer advances and contract liabilities.

2.    Contract Costs:
ASC 606 requires product engineering and development costs under contracts (or anticipated contracts) with customers to be capitalized as contract fulfillment costs, to the extent recoverable from the associated contract margin (or anticipated contract), and subsequently amortized as the related goods or services are transferred to the customer. Such costs continue to be classified as inventory.

3.	Contract assets and liabilities:
The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets) and customer advances (contract liabilities) on the consolidated balance sheet. In the majority of the Company's contracts, amounts are billed as work progresses in accordance with agreed upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Generally, billing occurs subsequent to revenue recognition, resulting in accounts receivable. Such accounts receivable may include billed and unbilled amounts for which the amount of consideration is unconditional or conditional upon achievement of milestones. Accounts receivables billed or unbilled is a right to consideration that is unconditional if only the passage of time is required before payment of that consideration is due. However, the Company may receive cash in advance from its customers, particularly on its Israeli and other non-U.S. government contracts, before revenue is recognized, resulting in contract liabilities. Contract liabilities (customer advances) are liquidated when revenue is recognized. These assets and liabilities are reported on the Consolidated Balance Sheet on a contract-by-contract basis at the end of each reporting period (see Note 3).

AE.    RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS (Cont.)

The following table summarizes the impacts of adopting ASC 606 on the Company’s consolidated financial statements for the year ended December 31, 2018 and a comparison to previous standard:

	Year Ended December 31, 2018
	Previous standard	Impact of adoption of ASC 606	As reported
Revenues	3,567,909	115,775	3,683,684
Cost of revenues	2,633,207	74,298	2,707,505
Gross profit	934,702	41,477	976,179

Operating expenses:
Research and development, net	287,352	—	287,352
Marketing and selling	275,757	5,257	281,014
General and administrative	160,348	—	160,348
Other operating income, net	(45,367)	—	(45,367)
Total operating expenses	678,091	5,257	683,347
Operating income	256,611	36,220	292,832
Finance expense, net	(44,061)	—	(44,061)
Other expense, net	(11,449)	—	(11,449)
Income before taxes on income	201,101	36,220	237,322
Taxes on income	(20,327)	(6,118)	(26,445)
Income after taxes on income	180,774	30,103	210,877
Equity in net earnings of affiliated companies and partnerships	(2,222)	—	(2,222)
Net income attributable to non-controlling interests	(1,917)	—	(1,917)
Net income attributable to the consolidated company shareholders'	176,635	30,103	206,738
The following table summarizes the impacts of adopting ASC 606 on the Company’s consolidated balance sheet for the year ended December 31, 2018:

	As of December 31, 2018
	Previous standard	Impact of adoption of ASC 606	As reported
Trade and unbilled eceivables and contract assets, net	1,523,200	189,715	1,712,915
Other receivables and prepaid expenses	199,579	(431)	199,148
Inventories, net	1,240,005	(98,009)	1,141,996
Other assets	46,587	(3,783)	42,804

Trade payables	780,794	(4,694)	776,100
Other payables and accrued expenses	1,083,788	(1,796)	1,081,992
Contract liabilities (customer advances)	718,269	62,725	780,994
Other long-term liabilities and deferred tax liabilities	253,413	1,154	254,567

Retained earnings	1,661,818	30,103	1,691,921

AE.    RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS (Cont.)

(2)
In January 2016, the FASB issued guidance on Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities, ASU 2016-01: “Financial Instruments - Overall” (Subtopic 825-10). The ASU revises the classification and measurement of investments in certain equity investments and the presentation of certain fair value changes for certain financial liabilities measured at fair value. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The Company adopted ASU 2016-01 on January 1,2018. The adoption of this ASU did not have a material impact on our consolidated financial statements.

(3)
In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. The ASU requires that the Consolidated Statement of Cash Flows explain the change in total cash and equivalents and amounts generally described as restricted cash or restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts. The ASU also requires a reconciliation between the total of cash and equivalents and restricted cash presented on the Consolidated Statement of Cash Flows and the cash and equivalents balance presented on the Consolidated Balance Sheet. ASU 2016-18was effective retrospectively on January 1, 2018, with early adoption permitted. The Company adopted ASU 2016-18 on January 1,2018. The adoption of this ASU did not have a material impact on our consolidated financial statements.

(4)
In January 2017, the FASB issued ASU 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments in this ASU clarify the definition of a business, with the objective of adding guidance to assist entities in evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017. The Company adopted ASU 2017-01 on January 1,2018. The adoption of this ASU did not have a material impact on our consolidated financial statements.

(5)
In February 2017, the FASB issued ASU 2017-05, “Other Income - Gains and Losses from the Derecognition of Non-financial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Non-financial Assets”. This ASU clarifies the scope and application of ASC 610-20 on the sale or transfer of non-financial assets and in substance non-financial assets to non-customers, including partial sales. The amendments in ASU 2017-05 are effective for annual reporting periods beginning after December 15, 2017. The Company adopted ASU 2017-05 on January 1,2018. The adoption of this ASU did not have a material impact on our consolidated financial statements.

AF.	RECENT ACCOUNTING PRONOUNCEMENTS

(1)
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. The ASU is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the entity must recast its comparative period financial statements and provide disclosures required by the new standard for the comparative periods.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AF.    RECENT ACCOUNTING PRONOUNCEMENTS (Cont.)

The Company expects to adopt the new standard on January 1, 2019 using the effective date as its date of initial application. Consequently, financial information will not be updated and disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition. The Company elected to adopt the ‘package of practical expedients’, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs.

The adoption of this new standard will materially affect the Company's consolidated balance sheets by recognizing new right-of-use ("ROU") assets and lease liabilities for operating leases. The impact on the Company's results of operations and cash flows is not expected to be material. As part of the implementation efforts, the Company implemented a new lease accounting system and is updating its processes in preparation for the adoption of the new standard, including the requirement to provide significant new disclosures about the Company's leasing activities.

Adoption of the standard will result in the recognition of additional ROU assets and lease liabilities for operating leases of approximately $350,000 - $400,000 as of January 1, 2019. The ROU and lease liabilities estimate includes non-cancelable operating lease agreements (see Note 21D) and estimated operating lease options.

(2) In June 2018, the FASB issued ASU No. 2018-07, Compensation - Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, to simplify the accounting for nonemployee share-based payment transactions by expanding the scope of ASC Topic 718, Compensation - Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. Under the new standard, most of the guidance on stock compensation payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. This standard is effective for annual reporting periods beginning after December 15, 2018, including interim reporting periods within those annual reporting periods, with early adoption permitted. While the Company continues to assess the potential impact of this standard, the Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

(3)
In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. The Company does not expect this ASU to have a material effect on its consolidated financial statements.

AF.    RECENT ACCOUNTING PRONOUNCEMENTS (Cont.)

(4)
In August 2017, the FASB issued ASU 2017-12, “Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities”, which is intended to simplify and amend the application of hedge accounting to more clearly portray the economics of an entity’s risk management strategies in its financial statements. The ASU will make more financial and non-financial hedging strategies eligible for hedge accounting, reduce complexity in fair value hedges of interest rate risk and ease certain documentation and assessment requirements of hedge effectiveness. It also changes how companies assess effectiveness and amends the presentation and disclosure requirements. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of adopting the ASU on its consolidated financial statements.

(5)
In February 2018, the FASB issued ASU 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220): “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”, which allows for the elimination of the stranded income tax effects resulting from the enactment of the Tax Cuts and Jobs Act through a reclassification from accumulated other comprehensive income to retained earnings. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The adoption of this guidance is not expected to have a significant impact on the Company’s financial statements.

(6)
In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326)". The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be of greater use to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements.

AG.    RECLASSIFICATIONS

Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.